Investor A1 [Member] Average Annual Total Returns - Investor A1		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.25%	0.80%	2.34%
California Customized Reference Benchmark (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.02%	0.64%
Investor A1
Prospectus [Line Items]
Average Annual Return, Percent		2.98%	1.44%	2.33%
Investor A1 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.84%	1.33%	2.18%
Investor A1 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.07%	1.62%	2.30%

[1]	The California Customized Reference Benchmark commenced in September 2016 and therefore the California Customized Reference Benchmark does not have a return for the 10-year period.